Net capital requirements - Net Capital Levels and Requirements for U.S. Registered Broker-Dealer Subsidiary (Detail) (Knight Capital Americas LLC [Member], USD $)
In Thousands, unless otherwise specified
Dec. 31, 2012
Knight Capital Americas LLC [Member]
Net Capital and Net Capital Requirements For Company's Broker Dealer Subsidiaries [Line Items]
NET CAPITAL	$ 312,005
NET CAPITAL REQUIREMENT	20,794
EXCESS NET CAPITAL	$ 291,211